Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Apr. 01, 2019
BMO Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BMO Alternative Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts and waivers is available from your financial professional and under "How to Buy Shares – Purchase of Class A Shares – Class A Shares – Sales Charge" on page 119 of this Prospectus, under "How to Buy Shares – Class A Shares – Waivers and Reductions of Sales Charges" beginning on page 120 of this Prospectus, under "Appendix–Sales Charge Waivers" on page 158 of this Prospectus, and "How to Buy Shares" beginning on page B-38 of the Fund's Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 122% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	122.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown will not correlate to the Fund’s ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2019. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Adviser seeks to provide attractive risk-adjusted returns over the long term, provide broad investment diversification, and maintain lower volatility relative to the broad equity and fixed income markets by allocating the Fund’s assets across a variety of investment strategies. The Adviser or an affiliated or unaffiliated sub-adviser (each, a “Sub-Adviser”) may manage the selected investment strategies. In allocating the Fund’s assets among multiple investment strategies, the Adviser seeks to diversify exposures across geographies, sectors, market capitalizations, and security types, and the allocations will change over time. A range of qualitative and quantitative factors is reviewed when determining the Fund’s allocations to each investment strategy, including the investment style, historical performance, and portfolio holdings.

The Adviser is responsible for setting and monitoring the Fund’s investment guidelines, selecting the Fund’s Sub-Advisers, allocating Fund assets among investment strategies, monitoring the performance of each Sub-Adviser, and managing the Fund’s liquidity. The Adviser currently manages a portion of the Fund’s assets by implementing a 100% long/40% short portfolio strategy and a market neutral portfolio strategy with equal long and short exposures.

Each Sub-Adviser is responsible for the day-to-day investment decisions for the portion of Fund assets allocated to it, although the Adviser may, in its sole discretion, develop performance benchmarks and investment guidelines with the Sub-Advisers. In recommending new Sub-Advisers to the Fund’s Board of Directors, the Adviser conducts a detailed quantitative, qualitative, and risk analysis process and considers numerous factors, including, but not limited to, the Sub-Adviser’s investment style, reputation, depth and experience of its investment team, financial stability, demonstrated ability to implement a particular investment strategy, consistency of past returns, and policies and procedures to monitor and account for risk.

The investment strategies utilized generally include the following types of investments: (i) equity securities of companies of any market capitalization throughout the world (including the United States), which may include common and preferred stocks, convertible securities, rights and warrants to purchase common stock, depositary receipts, and securities issued by other investment companies, including exchange traded funds (ETFs); (ii) debt securities, which may include debt securities of governments throughout the world (including the United States) as well as their agencies and/or instrumentalities, debt securities of corporations throughout the world (including the United States), below investment grade debt securities, including defaulted securities and distressed debt (commonly known as “junk bonds”), bank loans, and convertible bonds; and (iii) foreign currencies. All strategies may invest in securities of any duration without limitation.

In addition, long and short sales transactions may be used as part of the investment strategies. A short sale transaction occurs when a security that the Fund does not own (but has borrowed) is sold at its current market price in anticipation that the price of the security will decline. To complete the short sale transaction, the same security is purchased for the Fund in the market at a later date and returned to the lender. Long positions benefit from an increase in the price of the underlying instrument or asset class, while short positions benefit from a decrease in that price.

The Fund’s investment strategies may invest in a variety of derivative instruments for hedging or investment purposes. Such derivative instruments may include: (i) futures contracts based on securities, indices, currencies, and/or U.S. government bonds; (ii) forward foreign currency exchange contracts; (iii) swaps, such as credit default swaps, total return swaps, and/or interest rate swaps; and (iv) call and put options on securities and indices, including writing (selling) calls against positions in the portfolio (covered calls) or writing (selling) puts on securities and indices. The derivative instruments may be traded on U.S. or non-U.S. exchanges or may be purchased or sold in over-the-counter transactions with U.S. or non-U.S. counterparties. Any of these derivatives may be used in an effort to enhance returns or manage and/or adjust the risk profile of the Fund or the risk of individual positions. As a result of the Fund’s derivatives usage, the Fund may have economic leverage, which means that the sum of the Fund’s investment exposures through the use of its derivatives may exceed the amount of assets invested in the Fund, although these exposures may vary over time.

In addition to the specific investment strategies described below, the Adviser may selectively implement an overlay strategy from time to time to manage the risk of the combined portfolio. The Adviser also reviews the risk profile of the overall portfolio and the Fund’s adherence to investment guidelines. The Adviser may implement the overlay strategy when the Adviser considers the overall portfolio to have more exposure to a certain type of risk than is appropriate, when the Adviser considers the Fund’s volatility to be higher or lower than desired, or to ensure adherence to investment guidelines. On occasion, the Adviser also may utilize the overlay strategy to seek additional returns. In implementing the overlay strategy, the Adviser expects to utilize derivative instruments, such as S&P 500 futures contracts and may utilize other types of investments at times. The Adviser expects the overlay strategy will allow it to manage the Fund’s risks with more precision with the intent to deliver more consistent returns with lower volatility.

Investment Strategies. The Adviser will allocate Fund assets among investment strategies in its sole discretion. From time to time, any one particular strategy may have little or no assets allocated to in light of economic or other conditions. The Adviser and Sub-Advisers (for purposes of this section only, each is referred to as an “Adviser”) generally will implement one or more of the investment strategies summarized below. These strategies are similar to investment strategies traditionally employed by hedge funds, which include non-traditional or “alternative” strategies. These strategies may be used by an Adviser to seek high total return, to provide hedging benefits, to manage volatility, and/or to provide market-neutral returns for the Fund.

The descriptions of the following investment strategies are subjective, are not complete descriptions of any strategy, and may differ from classifications made by other investment firms that implement similar investment strategies.
Long/Short Equity Strategies: An Adviser employing a long/short equity strategy generally seeks to produce returns from investments in the equity markets by investing in both long and short positions in particular securities or markets (often through derivatives, such as total return swaps). For example, in employing this strategy, an Adviser may use fundamental research to identify securities to buy long (with the expectation that they will increase in value) and sell short (with the expectation that they will decrease in value). Other methodologies, such as relative value or event driven, also may be utilized to determine which securities to buy long and which to sell short. Under this strategy, the Fund may purchase securities or sell securities, or use derivatives, such as total return swaps, options, and futures or other derivative instruments on securities, ETFs, or indices to gain long or short exposure to securities or markets. An Adviser may apply a long/short strategy which results in a net long or net short exposure or a market neutral exposure with an equal weighting of long and short positions. An Adviser employing this strategy for the Fund may invest in one or more countries, including developed and emerging market countries, and may specialize in specific sectors, industries, or market capitalizations.

Hedged Credit Strategies: A hedged credit (or long/short fixed income) strategy generally involves taking both long and short positions in fixed income securities across multiple sectors and credit quality ranges in one or more countries, including developed and emerging market countries. An Adviser that employs this strategy generally uses a fundamental driven approach to investing across the capital structure of a company and attempts to profit from investing in all aspects of a company’s capital structure through both long and short positions. Other methodologies, such as event driven also may be utilized to determine the long and short positions. In employing a hedged credit strategy, an Adviser may invest in a variety of fixed or variable rate debt instruments and other securities of all credit qualities including high yield bonds, distressed securities, and companies near, or in, bankruptcy. An Adviser also may invest in equity securities and other types of securities when employing this type of strategy. These securities may be currently out-of-favor, have low credit ratings, or be affected by other adverse factors which may be due to an anticipation of an upgrade in the debt instrument’s ratings, expectation that a reorganization will provide greater value, or other business factors that an Adviser believes the marketplace has not yet reflected. Under this strategy, the Fund may purchase securities or sell securities short and use collateralized debt obligations and derivative instruments, such as credit default swaps and equity options, to gain long or short exposure to securities or markets.

Event Driven Strategies: An event driven strategy seeks to profit from pricing inefficiencies that may result from specific, catalyst-driven events, such as mergers, spin-offs, corporate restructurings, and management changes. Investments pursuant to this strategy focus on company-specific activities and seek to profit from specific events regardless of market direction. An Adviser employing this strategy for the Fund may invest in either equity or debt securities, may invest in one or more countries, including developed and emerging market countries, and may specialize in specific sectors, industries, or market capitalizations.

Relative Value Strategies: A relative value strategy employs investment techniques that are intended to profit from pricing inefficiencies, which involves taking a position in one financial instrument while offsetting the position with another financial instrument in an attempt to benefit from changes in price. For example, an Adviser utilizing this strategy may use fundamental monitoring of securities with macro data analysis to determine the most attractive company-specific securities for both long and short positions. In addition, an Adviser may seek to identify pricing inefficiencies in volatile products, such as options, and buy or sell a combination of such products to profit from their mispricing. Under this strategy, an Adviser may purchase securities or sell securities short, including ETFs, and use derivative instruments, including over-the-counter and exchange traded instruments, such as futures, swaps, currency forwards, and options on securities, ETFs, or indices to realize pricing inefficiencies or to hedge the portfolio. An Adviser employing this strategy for the Fund may invest in one or more countries, including developed and emerging market countries and may specialize in specific sectors, industries, or market capitalizations.

Macro Strategies: A macro strategy seeks to profit from anticipated changes in macroeconomic trends in the fixed income, equity, and foreign currency markets. For example, an Adviser may establish both long and short positions in interest rate, foreign exchange, equity, and credit markets (often through derivatives such as futures and options) based on its analysis of global economic conditions. An Adviser may use quantitative models to identify investment opportunities across asset classes and to forecast trends in the markets and/or may employ a managed futures strategy to profit from shifts in different markets. Certain Advisers may implement this strategy primarily through the use of managed futures. Under this strategy, an Adviser may purchase securities or sell securities short or use derivative instruments, such as futures, options, and currency forwards, to achieve the same effect. A macro strategy may be either tactical or strategic and an Adviser employing this strategy for the Fund may invest in one or more countries, including developed and emerging market countries, and may specialize in specific sectors, industries, securities, commodities, or market capitalizations.
The investment strategies may involve frequent trading of securities. The Adviser may, in its discretion, add to, delete from, or modify the categories of investment strategies employed by the Fund and one or more of the strategies described above may not be represented in the Fund’s holdings at any given time. In addition, in certain circumstances, the Adviser or a Sub-Adviser may make additional investments in pursuing an investment strategy.

		From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Aggressive Investment Techniques and Strategies Risks. The Fund may invest in and use investment techniques, strategies, and financial instruments that may be considered aggressive. These techniques may expose the Fund to economic leverage or potentially dramatic changes (losses) in the value of its portfolio holdings.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. The Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates. The risk of prepayment also may decrease the value of mortgage-backed securities. Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. Both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations. Credit risk is greater for mortgage-backed and asset-backed securities that are subordinate to another security.

Bank Instruments Risks. Bank instruments are unsecured interest-bearing deposits with banks, including bank accounts, time deposits, certificates of deposit, and banker’s acceptances. Changes in economic, regulatory, or political conditions or other events that affect the banking industry, may have an adverse effect on bank instruments or banking institutions that serve as counterparties in transactions with the Fund.

Bank Loan Risks. No active trading market may exist for some loans in which the Fund may invest and a secondary market for those loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may affect the ability of the Fund to accurately value the loan. In addition, certain loans may not be considered “securities,” and, therefore, the Fund may not be entitled to rely on the antifraud protections of the federal securities laws.

Call Risks. If the securities in which the Fund invests are redeemed by the issuer before maturity (or “called”), the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund’s yield. This will most likely happen when interest rates are declining.

Collateralized Debt Obligations (CDO) Risks. An investment in a CDO is subject to the risks of debt securities and asset-backed securities generally and also are subject to additional risks, such as liquidity risk; the risk that distributions from collateral securities will not be adequate to make interest or other payments; and the risk that the quality of the collateral may decline in value, default, or be downgraded.

Common Stock Risks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Convertible Security Risks. Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. Consequently, the value of the convertible security may be exposed to the stock market risk of the underlying stock, or may be exposed to the interest rate or credit risk of the issuer. Because both interest rate and market movements can influence its value, a convertible security is usually not as sensitive to interest rate changes as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock. Convertible securities also are subject to credit risks that affect debt securities in general.

Corporate Debt Securities Risks. Corporate debt securities are fixed income securities issued by businesses. The market value of corporate debt may be affected by changes in the market rate of interest, the credit rating of the corporation, the corporation’s performance, and perceptions of the corporation in the market place. Corporate issuers may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

Corporate Restructuring Risks. Securities of companies that are involved in company turnarounds or corporate restructurings may present special risk because of the high degree of uncertainty that can be associated with such events. It is possible that the market price of securities of companies involved in company turnarounds or corporate restructurings may be subject to significant and unpredictable fluctuations.

Credit Risks. Credit risk is the possibility that an issuer or counterparty will default on a security or repurchase agreement by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Lower credit ratings correspond to higher credit risk. Bonds rated lower than BBB or Baa have speculative characteristics.

Currency Risks. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivatives Risks. The performance of derivative instruments depends largely on the performance of the underlying reference instrument and an Adviser’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and/or other economic factors. Derivatives involve additional costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include liquidity due to possible lack of a secondary market, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative also may not correlate specifically with the currency, security, or other risk being hedged. With over-the-counter derivatives, a risk exists that the other party to the transaction will fail to perform. Specific types of derivative securities also are subject to a number of additional risks, such as:
  Counterparty Risk. A loss may be sustained as a result of the failure of another party to the contract to make required payments or otherwise fulfill its obligations under the contract’s terms. This risk is heightened for the Fund because a significant portion of its total exposure may be obtained through an OTC swap contract with a single counterparty. If a counterparty to the Fund fails to make payments or otherwise fulfill its obligations under the terms of a swap or other derivative instrument, including because of the counterparty’s bankruptcy or insolvency, the Fund could incur substantial losses. In addition, changes in the credit quality of a company that serves as a counterparty to the Fund in a derivative instrument will affect the value of that instrument, which could result in a loss to the Fund. By entering into an OTC derivative such as a swap, the Fund assumes the risk that its counterparty could experience financial hardships or otherwise fail to perform. Counterparty risk may be somewhat mitigated to the extent that mark-to-market payments are made on a daily basis, but it is not eliminated entirely.
  Credit Default Swap Risks. Credit default swaps are subject to general market risks, liquidity risks, and credit risks. If the Fund is a buyer in a credit default swap agreement and no credit event occurs, then it will lose its investment. If the Fund is a seller in a credit default swap and an event of default occurs, a loss of value to the Fund may result.
  Foreign Risk. Purchasing or selling derivatives traded on non-U.S. exchanges or entering into over-the-counter derivatives with non-U.S. counterparties may involve additional risk because such transactions may not be subject to the same degree of regulation as their U.S. counterparts. In addition, transactions traded on non-U.S. exchanges may not be as liquid as those purchased on U.S. exchanges. The value of a non-U.S. derivative contract may be affected by a change in a foreign currency exchange rate before the position is liquidated, offset or exercised.
  Forward Contracts Risks. Forward contracts are not currently exchange-traded and, therefore, no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Non-deliverable forwards are considered swaps and may in the future be required to be centrally cleared and traded on public facilities.
  Forward Foreign Currency Exchange Contracts Risks. Forward foreign currency exchange contracts are subject to currency risks, liquidity risks, and credit risks. A forward foreign currency exchange contract may result in losses in the event of a default or bankruptcy of the counterparty. Forward foreign currency exchange contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.
  Leverage Risks. Derivatives and other investments may create economic leverage and can result in losses to the Fund that exceed the original amount invested.
  Options and Futures Risks. Options and futures contracts may be more volatile than investments directly in the underlying securities, involve additional costs, and may involve a small initial investment relative to the risk assumed.
  Swap Agreement Risks. A swap agreement may not be assigned without the consent of the counterparty and may result in losses in the event of a default or bankruptcy of the counterparty.
Distressed Securities Risks. The Fund’s investment in distressed securities may involve a substantial degree of risk. These instruments, which involve loans, loan participations, bonds, notes, and non-performing and sub-performing mortgage loans, typically are unrated, lower-rated, in default, or close to default. Many of these instruments are not publicly traded and may become illiquid. The prices of such instruments may be extremely volatile. Securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies. Valuing such instruments may be difficult and the Fund may lose all of its investment or it may be required to accept cash or securities with a value less than the Fund’s original investment. Issuers of distressed securities are typically in a weak financial condition and may default, in which case the Fund may lose its entire investment.

Dollar Rolls Risks. Dollar rolls are transactions in which a Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a predetermined price. Normally, one or both securities involved are “to be announced” mortgage-backed securities or “TBAs.” Dollar rolls are subject to interest rate risks and credit risks. These transactions may create leverage risks. Dollar roll transactions will cause the Fund to have an increased portfolio turnover rate.

Emerging Markets Risks. Investments in emerging markets can involve risks in addition to, and greater than, those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Exchange-Traded Funds Risks. By investing in an ETF, a risk exists that the value of the underlying securities of the ETF may decrease. In addition, the market price of ETF shares may trade at a discount to their net asset value or an active trading market for ETF shares may not develop or be maintained. ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the indices they track. The Fund also will bear its proportionate share of the ETF’s fees (including management and advisory fees) and expenses.

Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Government Obligations Risks. No assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law (such as Fannie Mae or Freddie Mac). As a result, a risk exists that these entities will default on a financial obligation.

High Yield Securities Risks. High yield securities, also referred to as “junk bonds” or non-investment grade securities, are debt securities rated lower than BBB by Standard & Poor’s or Baa by Moody’s Investors Service. These securities tend to be more sensitive to economic conditions than are higher-rated securities, generally involve more credit risk than securities in the higher-rated categories, and are predominantly considered to be speculative. The issuers of high yield securities are typically more leveraged and the risk of loss due to default by an issuer of high yield securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. The Fund may have difficulty disposing of certain high yield securities because a thin trading market for such securities may exist.

Income Risks. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities.

Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Interest rate changes also are influenced by a number of factors including government policy, inflation expectations, and supply and demand.

Liquidity Risks. Liquidity risk refers to the possibility that the trading market for a particular type of security becomes less liquid or the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. The market for lower-quality debt instruments, including junk bonds and leveraged loans, is generally less liquid than the market for higher-quality debt instruments. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. Illiquidity may result from political, economic, or issuer specific events or overall market disruptions.

Management Risks. An Adviser’s judgment about the attractiveness, value, level of expected volatility, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results. In addition, because portions of the Fund’s assets are managed by different Advisers using different styles, the Fund could experience overlapping security transactions or take opposite positions in securities of the same issuer or engage in derivatives transactions that may offset each other. Certain Advisers may be purchasing securities at the same time other Advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. To a significant extent, the Fund’s performance will depend on the success of BMO Asset Management Corp. in allocating the Fund’s assets among the various investment strategies and Advisers. Because BMO Asset Management Corp. will not be subject to fixed limitations upon the amount of Fund assets that may be invested with a single Adviser or in a single investment strategy, the Fund may be more heavily exposed to the investment judgments of one or more Advisers or the possible increased risk of investing in a limited number of investment strategies. In addition, certain of the Advisers may have limited experience managing strategies within a registered investment company. Registered investment companies, unlike the private hedge funds the Advisers may typically manage, are subject to daily cash flows from investors and to certain legal and tax-related restrictions on investments.

Market Direction Risks. Because the Fund will typically hold both long and short positions, the Fund’s results will suffer both when a general market advance occurs and the Fund holds significant “short” positions or when a general market decline occurs and the Fund holds significant “long” positions.

Other Investment Companies Risks. The Fund may invest in securities issued by other investment companies, including exchange-traded funds. By investing in another investment company, a risk exists that the value of the underlying securities of the investment company may decrease. The Fund also will bear its proportionate share of the other investment company’s fees and expenses in addition to the fees and expenses of the Fund.

Portfolio Turnover Risks. A high portfolio turnover rate (100% or more) may result in the realization and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. A higher tax liability may result. High portfolio turnover also may result in higher transaction costs, which may negatively affect Fund performance.

Quantitative Model and Information Risks. When the quantitative models (Models) and information and data (Data) used in managing the Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Fund may realize losses. The success of the Models depends on the accuracy and completeness of the analyses and assessments that were used in developing such Models. The success of Models that are predictive in nature is dependent largely upon the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors that may cause the resulting information to be incorrect.

Sector Risks. Companies with similar characteristics, such as those within similar industries, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Short Sales Risks. The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale. In addition, it is possible that the Fund’s securities held long will decline in value at the same time that the value of the securities sold short increase in value, increasing the potential for loss. Therefore, the risk of loss may be theoretically unlimited.

Sovereign Debt Securities Risks. Sovereign debt securities are subject to risks in addition to those relating to debt securities and foreign securities, including the risk that a governmental entity may be unwilling or unable to meet its obligations due to insufficient cash flow or foreign reserves, the size of the debt service burden, or government monetary policy. In the event of a default on sovereign debt, the Fund also may have limited legal recourse against the defaulting government entity.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money. U.S. and international markets have experienced significant volatility in recent years, which may increase the risks of investing in the securities held by the Fund. Policy changes by the U.S. government and/or Federal Reserve, such as raising interest rates, also could cause increased volatility in financial markets and higher levels of shareholder redemptions, which could have a negative impact on the Fund. Adverse market events also may lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

		Style Risks. Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market, that a stock judged to be undervalued may actually be appropriately priced, or that their prices may decline, even though in theory they are already undervalued. Value stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks (e.g., growth stocks).
Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at bmofunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (ML 3-Month) consists of U.S. Treasury Bills maturing in 90 days. <br/><br/> The HFRX Global Hedge Fund Index (HFRXGHFI) is designed to be representative of the overall composition of the hedge fund universe.<br/><br/> The Lipper Alternative Multi-Strategy Funds Index (LAMSFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	bmofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I—Annual Total Returns (calendar years 2015-2017)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The return for the Class I shares of the Fund from January 1, 2018 through September 30, 2018 was (4.21)%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	3/31/2015	3.57%
Worst quarter	9/30/2015	(3.32)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/17
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I and after-tax returns for Class A will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after-tax return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I and after-tax returns for Class A will vary.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after-tax return.

The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (ML 3-Month) consists of U.S. Treasury Bills maturing in 90 days.

The HFRX Global Hedge Fund Index (HFRXGHFI) is designed to be representative of the overall composition of the hedge fund universe.

		The Lipper Alternative Multi-Strategy Funds Index (LAMSFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.
BMO Alternative Strategies Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.96%
Dividend and Interest Expenses	rr_Component2OtherExpensesOverAssets	0.27%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	1.23%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.77%	[4]
1 Year	rr_ExpenseExampleYear01	$ 180
3 Years	rr_ExpenseExampleYear03	663
5 Years	rr_ExpenseExampleYear05	1,174
10 Years	rr_ExpenseExampleYear10	2,576
1 Year	rr_ExpenseExampleNoRedemptionYear01	180
3 Years	rr_ExpenseExampleNoRedemptionYear03	663
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,174
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,576
2015	rr_AnnualReturn2015	1.53%
2016	rr_AnnualReturn2016	2.76%
2017	rr_AnnualReturn2017	4.50%
Year to Date Return, Label	rr_YearToDateReturnLabel	The return for the Class I shares of the Fund from January 1, 2018 through September 30, 2018
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.32%)
1 Year	rr_AverageAnnualReturnYear01	4.50%
Since Inception	rr_AverageAnnualReturnSinceInception	3.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2014
BMO Alternative Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	1.00%
Dividend and Interest Expenses	rr_Component2OtherExpensesOverAssets	0.27%	[2]
Total Other Expenses	rr_OtherExpensesOverAssets	1.27%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.02%	[4]
1 Year	rr_ExpenseExampleYear01	$ 695
3 Years	rr_ExpenseExampleYear03	1,210
5 Years	rr_ExpenseExampleYear05	1,750
10 Years	rr_ExpenseExampleYear10	3,221
1 Year	rr_ExpenseExampleNoRedemptionYear01	695
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,210
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,750
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,221
1 Year	rr_AverageAnnualReturnYear01	(1.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 16, 2014
BMO Alternative Strategies Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.98%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
BMO Alternative Strategies Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.80%
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
BMO Alternative Strategies Fund | ML 3-Month (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.86%
Since Inception	rr_AverageAnnualReturnSinceInception	0.41%
BMO Alternative Strategies Fund | HFRXGHFI (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.99%
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%
BMO Alternative Strategies Fund | LAMSFI (reflects deduction of fees and no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.58%
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%

[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.
[2]	Restated to reflect current fees.
[3]	Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights tables, which do not include Acquired Fund Fees and Expenses.
[4]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, Acquired Fund Fees and Expenses, and Dividend and Interest Expenses) from exceeding 1.45% for Class I and 1.70% for Class A through December 31, 2019. This expense limitation agreement may not be terminated prior to December 31, 2019 without the consent of the Fund's Board of Directors, unless terminated due to the termination of the investment advisory agreement.